Investments accounted for using the equity method	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Investments accounted for using the equity method
11. Investments accounted for using the equity method
Equity in associates and joint ventures is as follows:

	Yen in millions
	March 31,
	2024	2025
Associates	4,616,598	4,887,674
Joint ventures	1,093,508	910,377

Total	5,710,106	5,798,051

The combined information of investments accounted for using the equity method (total value of TMC’s interests) is as follows:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Net income
Associates	326,931	478,405	466,473
Joint ventures	316,132	284,732	124,747

Total	643,063	763,137	591,219

Other comprehensive income, net of tax
Associates	99,737	269,753	55,415
Joint ventures	3,295	52,361	2,712

Total	103,033	322,114	58,127

Comprehensive income
Associates	426,669	748,158	521,888
Joint ventures	319,428	337,093	127,459

Total	746,096	1,085,251	649,347